Organization and principal activities - Sales Commitment Arrangements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Percentage of base transaction price	100.00%	100.00%
Payable to equity method investees for direct transactions with property developers	¥ 0
Deposits with real estate developers	0
Revenue	2,451,287	$ 375,676	¥ 3,599,436	¥ 2,282,216
Base commission from transactions
Variable Interest Entity [Line Items]
Revenue	2,223,685		3,454,957	¥ 2,034,115
Sales Commitment Arrangements | Base commission from transactions
Variable Interest Entity [Line Items]
Revenue	22,077		166,265
Sales Commitment Arrangements | Sales Incentive
Variable Interest Entity [Line Items]
Revenue	2,009		25,584
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive
Variable Interest Entity [Line Items]
Revenues shared with fund providers (including the Group's equity method investees)	¥ 15,803		¥ 76,525
Maximum
Variable Interest Entity [Line Items]
Withdrawal penalty	10.00%